UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor® Mid Cap II Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Activision Blizzard, Inc.	2.5
Electronic Arts, Inc.	2.1
Deckers Outdoor Corp.	2.0
Akamai Technologies, Inc.	1.7
The AES Corp.	1.6
ITT, Inc.	1.3
Generac Holdings, Inc.	1.3
Nomad Foods Ltd.	1.2
Molina Healthcare, Inc.	1.2
Primerica, Inc.	1.1
16.0

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	19.8
Industrials	13.4
Financials	12.5
Consumer Discretionary	11.4
Health Care	10.5

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 14.6%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 6.3%
Entertainment - 4.6%
Activision Blizzard, Inc.	394,140	$29,915,225
Electronic Arts, Inc. (a)	183,610	24,245,701
		54,160,926
Interactive Media & Services - 0.4%
Match Group, Inc. (a)(b)	46,000	4,924,300
Media - 1.3%
Interpublic Group of Companies, Inc.	489,794	8,404,865
The New York Times Co. Class A (b)	182,610	7,675,098
		16,079,963

TOTAL COMMUNICATION SERVICES		75,165,189

CONSUMER DISCRETIONARY - 11.4%
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	64,200	5,812,026
Hotels, Restaurants & Leisure - 4.4%
ARAMARK Holdings Corp.	141,600	3,195,912
Churchill Downs, Inc.	96,500	12,848,975
Dine Brands Global, Inc.	110,940	4,670,574
Dunkin' Brands Group, Inc.	88,100	5,746,763
Eldorado Resorts, Inc. (a)	91,149	3,651,429
Hilton Grand Vacations, Inc. (a)	184,100	3,599,155
Jubilant Foodworks Ltd.	30,696	701,829
Noodles & Co. (a)(b)	478,233	2,893,310
Penn National Gaming, Inc. (a)	164,800	5,032,992
Planet Fitness, Inc. (a)	99,400	6,020,658
Vail Resorts, Inc.	24,100	4,389,815
		52,751,412
Household Durables - 0.8%
KB Home	71,000	2,178,280
NVR, Inc. (a)	900	2,932,875
Taylor Morrison Home Corp. (a)	210,500	4,060,545
		9,171,700
Internet & Direct Marketing Retail - 0.9%
Boohoo.Com PLC (a)	589,000	3,006,899
Naspers Ltd. Class N	6,000	1,102,682
The Booking Holdings, Inc. (a)	3,900	6,210,126
		10,319,707
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	114,300	10,593,324
Specialty Retail - 1.5%
Five Below, Inc. (a)	73,500	7,857,885
Williams-Sonoma, Inc.	119,400	9,791,994
		17,649,879
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	120,175	23,601,168
PVH Corp.	108,600	5,218,230
		28,819,398

TOTAL CONSUMER DISCRETIONARY		135,117,446

CONSUMER STAPLES - 5.8%
Beverages - 0.7%
C&C Group PLC (United Kingdom)	1,695,904	4,833,208
Monster Beverage Corp. (a)	49,300	3,417,476
		8,250,684
Food & Staples Retailing - 2.6%
BJ's Wholesale Club Holdings, Inc. (a)	336,800	12,552,536
Kroger Co.	92,600	3,134,510
Performance Food Group Co. (a)	283,012	8,246,970
U.S. Foods Holding Corp. (a)	340,600	6,716,632
		30,650,648
Food Products - 1.6%
Nomad Foods Ltd. (a)	661,800	14,195,610
Post Holdings, Inc. (a)	32,700	2,865,174
TreeHouse Foods, Inc. (a)	63,175	2,767,065
		19,827,849
Household Products - 0.9%
Essity AB Class B	90,900	2,937,261
Spectrum Brands Holdings, Inc.	163,000	7,481,700
		10,418,961

TOTAL CONSUMER STAPLES		69,148,142

ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	76,000	1,169,640
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	132,700	2,279,786
Cheniere Energy, Inc. (a)	77,000	3,720,640
Cimarex Energy Co.	41,500	1,140,835
Devon Energy Corp.	213,400	2,419,956
Magnolia Oil & Gas Corp. Class A (a)	104,900	635,694
Noble Energy, Inc.	190,240	1,704,550
Pioneer Natural Resources Co.	8,300	810,910
World Fuel Services Corp.	108,300	2,789,808
		15,502,179

TOTAL ENERGY		16,671,819

FINANCIALS - 12.5%
Banks - 4.3%
BankUnited, Inc.	146,035	2,957,209
Boston Private Financial Holdings, Inc.	567,867	3,906,925
CVB Financial Corp.	278,851	5,225,668
First Horizon National Corp.	666,600	6,639,336
Huntington Bancshares, Inc.	537,257	4,854,117
KeyCorp	245,600	2,991,408
M&T Bank Corp.	54,600	5,676,762
Signature Bank	65,900	7,046,028
UMB Financial Corp.	37,519	1,934,104
Union Bankshares Corp.	124,900	2,892,684
Valley National Bancorp	301,700	2,359,294
Wintrust Financial Corp.	116,700	5,090,454
		51,573,989
Capital Markets - 2.5%
Ameriprise Financial, Inc.	64,287	9,645,621
Cboe Global Markets, Inc.	19,500	1,818,960
Moody's Corp.	26,300	7,225,399
Raymond James Financial, Inc.	111,724	7,689,963
TMX Group Ltd.	36,400	3,598,978
		29,978,921
Consumer Finance - 0.5%
Capital One Financial Corp.	23,000	1,439,570
Synchrony Financial	200,700	4,447,512
		5,887,082
Insurance - 4.7%
Assurant, Inc.	40,800	4,214,232
Chubb Ltd.	48,893	6,190,832
Hartford Financial Services Group, Inc.	95,200	3,669,960
Hiscox Ltd.	266,995	2,608,953
Old Republic International Corp.	500,400	8,161,524
Primerica, Inc.	115,958	13,520,703
Principal Financial Group, Inc.	147,300	6,118,842
Reinsurance Group of America, Inc.	52,791	4,140,926
RenaissanceRe Holdings Ltd.	38,600	6,601,758
		55,227,730
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	175,229	6,355,556

TOTAL FINANCIALS		149,023,278

HEALTH CARE - 10.5%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	69,200	7,767,008
Argenx SE ADR (a)	10,200	2,297,346
Arrowhead Pharmaceuticals, Inc. (a)	30,300	1,308,657
FibroGen, Inc. (a)	85,200	3,453,156
Neurocrine Biosciences, Inc. (a)	18,100	2,208,200
Regeneron Pharmaceuticals, Inc. (a)	5,300	3,305,345
Sarepta Therapeutics, Inc. (a)	38,800	6,221,192
		26,560,904
Health Care Equipment & Supplies - 3.9%
Boston Scientific Corp. (a)	138,010	4,845,531
Hill-Rom Holdings, Inc.	23,700	2,601,786
Hologic, Inc. (a)	225,500	12,853,500
ResMed, Inc.	29,827	5,726,784
STERIS PLC	28,200	4,327,008
The Cooper Companies, Inc.	15,439	4,379,118
Zimmer Biomet Holdings, Inc.	103,600	12,365,696
		47,099,423
Health Care Providers & Services - 3.2%
Centene Corp. (a)	189,500	12,042,725
Cigna Corp.	18,100	3,396,465
HealthEquity, Inc. (a)	53,600	3,144,712
Molina Healthcare, Inc. (a)	77,200	13,740,056
Universal Health Services, Inc. Class B	58,000	5,387,620
		37,711,578
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	10,713	956,778
Charles River Laboratories International, Inc. (a)	22,000	3,835,700
Thermo Fisher Scientific, Inc.	24,930	9,033,136
		13,825,614

TOTAL HEALTH CARE		125,197,519

INDUSTRIALS - 13.4%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	28,100	2,757,453
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)	116,388	8,990,973
Airlines - 0.2%
Allegiant Travel Co.	7,400	808,154
Copa Holdings SA Class A	15,700	793,792
Southwest Airlines Co.	36,100	1,233,898
		2,835,844
Building Products - 0.7%
Trane Technologies PLC	95,272	8,477,303
Commercial Services & Supplies - 0.9%
HNI Corp.	47,834	1,462,285
Knoll, Inc.	252,863	3,082,400
Stericycle, Inc. (a)	120,908	6,768,430
		11,313,115
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	161,700	6,611,913
Jacobs Engineering Group, Inc.	97,886	8,300,733
		14,912,646
Electrical Equipment - 4.5%
AMETEK, Inc.	105,900	9,464,283
Generac Holdings, Inc. (a)	125,800	15,338,794
Hubbell, Inc. Class B	74,900	9,389,464
Regal Beloit Corp.	61,602	5,379,087
Sensata Technologies, Inc. PLC (a)	116,000	4,318,680
Sunrun, Inc. (a)	466,407	9,197,546
		53,087,854
Machinery - 3.2%
Allison Transmission Holdings, Inc.	158,900	5,844,342
Fortive Corp.	97,900	6,623,914
Gardner Denver Holdings, Inc. (a)	122,021	3,431,231
IDEX Corp.	14,300	2,259,972
ITT, Inc.	271,059	15,922,006
Rexnord Corp.	149,295	4,351,949
		38,433,414
Professional Services - 0.5%
ASGN, Inc. (a)	88,699	5,914,449
TriNet Group, Inc. (a)	1,135	69,167
		5,983,616
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	119,700	4,992,687
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	229,900	7,966,035

TOTAL INDUSTRIALS		159,750,940

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.5%
Ciena Corp. (a)	106,100	5,746,376
Digi International, Inc. (a)	115,600	1,346,740
Ericsson (B Shares)	587,600	5,446,791
F5 Networks, Inc. (a)	21,500	2,998,820
Lumentum Holdings, Inc. (a)	33,500	2,727,905
		18,266,632
Electronic Equipment & Components - 3.9%
CDW Corp.	78,351	9,102,819
Fabrinet (a)	14,400	898,848
II-VI, Inc. (a)	69,300	3,272,346
Jabil, Inc.	64,300	2,062,744
Samsung SDI Co. Ltd.	33,660	10,317,841
TE Connectivity Ltd.	81,230	6,624,307
Trimble, Inc. (a)	78,300	3,381,777
Zebra Technologies Corp. Class A (a)	43,600	11,159,420
		46,820,102
IT Services - 8.9%
Akamai Technologies, Inc. (a)	192,237	20,586,660
Black Knight, Inc. (a)	123,800	8,982,928
EPAM Systems, Inc. (a)	36,400	9,173,164
Euronet Worldwide, Inc. (a)	31,891	3,055,796
FleetCor Technologies, Inc. (a)	23,364	5,876,747
Genpact Ltd.	354,543	12,947,910
Global Payments, Inc.	28,203	4,783,793
GoDaddy, Inc. (a)	161,700	11,857,461
KBR, Inc.	419,700	9,464,235
Leidos Holdings, Inc.	13,700	1,283,279
PayPal Holdings, Inc. (a)	27,200	4,739,056
Shift4 Payments, Inc.	3,700	131,350
Verra Mobility Corp. (a)	167,600	1,722,928
Visa, Inc. Class A	43,300	8,364,261
WNS Holdings Ltd. sponsored ADR (a)	51,573	2,835,484
		105,805,052
Semiconductors & Semiconductor Equipment - 4.5%
Enphase Energy, Inc. (a)	31,700	1,507,969
Marvell Technology Group Ltd.	307,100	10,766,926
MediaTek, Inc.	191,000	3,759,101
MKS Instruments, Inc.	91,400	10,350,136
NXP Semiconductors NV	86,000	9,807,440
ON Semiconductor Corp. (a)	162,600	3,222,732
Semtech Corp. (a)	30,419	1,588,480
SolarEdge Technologies, Inc. (a)	90,100	12,504,078
		53,506,862
Software - 1.0%
Adobe, Inc. (a)	16,900	7,356,739
Digital Turbine, Inc. (a)	83,562	1,050,374
Dynatrace, Inc.	81,700	3,317,020
		11,724,133

TOTAL INFORMATION TECHNOLOGY		236,122,781

MATERIALS - 6.7%
Chemicals - 2.3%
Albemarle Corp. U.S. (b)	45,875	3,542,009
Element Solutions, Inc. (a)	739,600	8,024,660
Innospec, Inc.	23,837	1,841,408
LG Chemical Ltd.	17,644	7,299,637
Orion Engineered Carbons SA	215,600	2,283,204
The Chemours Co. LLC	310,800	4,770,780
		27,761,698
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	18,500	3,821,545
Containers & Packaging - 2.3%
Aptargroup, Inc.	32,300	3,616,954
Avery Dennison Corp.	82,600	9,423,834
Crown Holdings, Inc. (a)	136,500	8,890,245
Sealed Air Corp.	94,300	3,097,755
Silgan Holdings, Inc.	59,300	1,920,727
		26,949,515
Metals & Mining - 1.8%
B2Gold Corp.	604,900	3,439,767
Barrick Gold Corp.	464,937	12,525,403
Compass Minerals International, Inc.	22,800	1,111,500
Pan American Silver Corp. rights (a)	339,900	233,171
Torex Gold Resources, Inc. (a)	240,900	3,795,559
		21,105,400

TOTAL MATERIALS		79,638,158

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Alexandria Real Estate Equities, Inc.	43,000	6,976,750
American Homes 4 Rent Class A	180,100	4,844,690
Corporate Office Properties Trust (SBI)	206,300	5,227,642
CyrusOne, Inc.	84,400	6,140,100
Digital Realty Trust, Inc.	51,000	7,247,610
Douglas Emmett, Inc.	102,600	3,145,716
Duke Realty Corp.	126,100	4,462,679
Healthcare Trust of America, Inc.	173,000	4,587,960
Hibernia (REIT) PLC	1,203,352	1,514,202
Highwoods Properties, Inc. (SBI)	235,600	8,794,948
Invitation Homes, Inc.	201,200	5,539,036
Mid-America Apartment Communities, Inc.	23,800	2,729,146
National Retail Properties, Inc.	132,400	4,697,552
Outfront Media, Inc.	213,800	3,029,546
Realty Income Corp.	61,300	3,647,350
Safestore Holdings PLC	817,960	7,358,259
		79,943,186
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	109,691	4,960,227
Wing Tai Holdings Ltd.	475,800	611,138
		5,571,365

TOTAL REAL ESTATE		85,514,551

UTILITIES - 4.5%
Independent Power and Renewable Electricity Producers - 4.5%
Clearway Energy, Inc. Class C	582,200	13,425,532
NextEra Energy Partners LP	256,800	13,168,704
The AES Corp.	1,267,400	18,364,626
Vistra Energy Corp.	440,534	8,202,743
		53,161,605
TOTAL COMMON STOCKS
(Cost $944,762,433)		1,184,511,428

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.12% (c)	2,736,263	2,736,811
Fidelity Securities Lending Cash Central Fund 0.12% (c)(d)	11,371,978	11,373,115
TOTAL MONEY MARKET FUNDS
(Cost $14,109,848)		14,109,926
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $958,872,281)		1,198,621,354
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,868,856)
NET ASSETS - 100%		$1,189,752,498

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,604
Fidelity Securities Lending Cash Central Fund	189,131
Total	$209,735

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$75,165,189	$75,165,189	$--	$--
Consumer Discretionary	135,117,446	134,014,764	1,102,682	--
Consumer Staples	69,148,142	69,148,142	--	--
Energy	16,671,819	16,671,819	--	--
Financials	149,023,278	149,023,278	--	--
Health Care	125,197,519	125,197,519	--	--
Industrials	159,750,940	159,750,940	--	--
Information Technology	236,122,781	220,358,149	15,764,632	--
Materials	79,638,158	72,338,521	7,299,637	--
Real Estate	85,514,551	85,514,551	--	--
Utilities	53,161,605	53,161,605	--	--
Money Market Funds	14,109,926	14,109,926	--	--
Total Investments in Securities:	$1,198,621,354	$1,174,454,403	$24,166,951	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Bermuda	3.3%
Canada	2.0%
Ireland	1.5%
Korea (South)	1.5%
British Virgin Islands	1.2%
Switzerland	1.0%
Netherlands	1.0%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,144,160) — See accompanying schedule: Unaffiliated issuers (cost $944,762,433)	$1,184,511,428
Fidelity Central Funds (cost $14,109,848)	14,109,926
Total Investment in Securities (cost $958,872,281)		$1,198,621,354
Foreign currency held at value (cost $28,053)		27,851
Receivable for investments sold		4,900,555
Receivable for fund shares sold		420,132
Dividends receivable		734,212
Distributions receivable from Fidelity Central Funds		92,355
Other receivables		31,718
Total assets		1,204,828,177
Liabilities
Payable for investments purchased	$791,231
Payable for fund shares redeemed	1,819,013
Accrued management fee	536,017
Distribution and service plan fees payable	282,827
Other affiliated payables	226,871
Other payables and accrued expenses	44,670
Collateral on securities loaned	11,375,050
Total liabilities		15,075,679
Net Assets		$1,189,752,498
Net Assets consist of:
Paid in capital		$980,162,252
Total accumulated earnings (loss)		209,590,246
Net Assets		$1,189,752,498
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($527,144,174 ÷ 31,113,722 shares)(a)		$16.94
Maximum offering price per share (100/94.25 of $16.94)		$17.97
Class M:
Net Asset Value and redemption price per share ($244,541,561 ÷ 14,862,772 shares)(a)		$16.45
Maximum offering price per share (100/96.50 of $16.45)		$17.05
Class C:
Net Asset Value and offering price per share ($80,413,850 ÷ 5,472,158 shares)(a)		$14.70
Class I:
Net Asset Value, offering price and redemption price per share ($309,532,369 ÷ 17,625,354 shares)		$17.56
Class Z:
Net Asset Value, offering price and redemption price per share ($28,120,544 ÷ 1,601,643 shares)		$17.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$8,562,808
Income from Fidelity Central Funds (including $189,131 from security lending)		209,735
Total income		8,772,543
Expenses
Management fee	$3,373,300
Transfer agent fees	1,258,086
Distribution and service plan fees	1,730,850
Accounting fees	202,721
Custodian fees and expenses	17,419
Independent trustees' fees and expenses	4,180
Registration fees	37,739
Audit	31,676
Legal	7,570
Interest	729
Miscellaneous	60,036
Total expenses before reductions	6,724,306
Expense reductions	(54,783)
Total expenses after reductions		6,669,523
Net investment income (loss)		2,103,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,179,485)
Fidelity Central Funds	845
Foreign currency transactions	(21,093)
Total net realized gain (loss)		(21,199,733)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(186,697,506)
Assets and liabilities in foreign currencies	(1,577)
Total change in net unrealized appreciation (depreciation)		(186,699,083)
Net gain (loss)		(207,898,816)
Net increase (decrease) in net assets resulting from operations		$(205,795,796)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,103,020	$8,093,303
Net realized gain (loss)	(21,199,733)	(3,779,404)
Change in net unrealized appreciation (depreciation)	(186,699,083)	399,487,185
Net increase (decrease) in net assets resulting from operations	(205,795,796)	403,801,084
Distributions to shareholders	–	(71,630,952)
Share transactions - net increase (decrease)	(186,489,593)	(728,230,772)
Total increase (decrease) in net assets	(392,285,389)	(396,060,640)
Net Assets
Beginning of period	1,582,037,887	1,978,098,527
End of period	$1,189,752,498	$1,582,037,887

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mid Cap II Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$16.21	$20.94	$18.78	$17.64	$18.83
Income from Investment Operations
Net investment income (loss)A	.03	.08	.04	.06	.04	.01
Net realized and unrealized gain (loss)	(2.40)	3.64	(3.06)	3.69	1.99	(.36)
Total from investment operations	(2.37)	3.72	(3.02)	3.75	2.03	(.35)
Distributions from net investment income	–	(.08)	(.04)	(.05)	(.04)	–
Distributions from net realized gain	–	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	–	(.62)	(1.71)	(1.59)	(.89)B	(.84)
Net asset value, end of period	$16.94	$19.31	$16.21	$20.94	$18.78	$17.64
Total ReturnC,D,E	(12.27)%	23.31%	(15.10)%	20.25%	11.59%	(1.85)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.06%H	1.04%	1.04%	1.05%	1.07%	1.06%
Expenses net of fee waivers, if any	1.06%H	1.04%	1.04%	1.05%	1.06%	1.05%
Expenses net of all reductions	1.05%H	1.03%	1.03%	1.05%	1.06%	1.05%
Net investment income (loss)	.34%H	.43%	.21%	.31%	.24%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$527,144	$653,829	$552,289	$714,876	$778,567	$827,590
Portfolio turnover rateI	48%H	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.89 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.842 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$15.78	$20.43	$18.37	$17.28	$18.50
Income from Investment Operations
Net investment income (loss)A	.01	.03	(.01)	.02	–B	(.03)
Net realized and unrealized gain (loss)	(2.34)	3.55	(2.97)	3.59	1.94	(.35)
Total from investment operations	(2.33)	3.58	(2.98)	3.61	1.94	(.38)
Distributions from net investment income	–	(.03)	–B	(.01)	–B	–
Distributions from net realized gain	–	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	–	(.58)C	(1.67)	(1.55)	(.85)D	(.84)
Net asset value, end of period	$16.45	$18.78	$15.78	$20.43	$18.37	$17.28
Total ReturnE,F,G	(12.41)%	23.03%	(15.26)%	19.91%	11.32%	(2.04)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.29%J	1.28%	1.28%	1.29%	1.30%	1.29%
Expenses net of fee waivers, if any	1.29%J	1.28%	1.28%	1.29%	1.30%	1.29%
Expenses net of all reductions	1.28%J	1.27%	1.27%	1.28%	1.29%	1.29%
Net investment income (loss)	.11%J	.20%	(.03)%	.08%	.01%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$244,542	$311,665	$285,590	$375,688	$374,184	$384,755
Portfolio turnover rateK	48%J	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.543 per share.

 D Total distributions of $.85 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.842 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.82	$14.23	$18.70	$17.01	$16.14	$17.43
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)	(.10)	(.08)	(.08)	(.12)
Net realized and unrealized gain (loss)	(2.09)	3.19	(2.70)	3.31	1.79	(.33)
Total from investment operations	(2.12)	3.13	(2.80)	3.23	1.71	(.45)
Distributions from net investment income	–	–	–B	–	–	–
Distributions from net realized gain	–	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	–	(.54)	(1.67)	(1.54)	(.84)	(.84)
Net asset value, end of period	$14.70	$16.82	$14.23	$18.70	$17.01	$16.14
Total ReturnC,D,E	(12.60)%	22.39%	(15.72)%	19.27%	10.73%	(2.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.86%H	1.84%	1.81%	1.82%	1.83%	1.82%
Expenses net of fee waivers, if any	1.86%H	1.84%	1.81%	1.81%	1.83%	1.82%
Expenses net of all reductions	1.86%H	1.83%	1.80%	1.81%	1.83%	1.82%
Net investment income (loss)	(.47)%H	(.36)%	(.56)%	(.45)%	(.52)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$80,414	$104,617	$167,310	$239,688	$233,764	$252,140
Portfolio turnover rateI	48%H	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.99	$16.75	$21.57	$19.31	$18.11	$19.27
Income from Investment Operations
Net investment income (loss)A	.05	.14	.11	.13	.10	.07
Net realized and unrealized gain (loss)	(2.48)	3.76	(3.16)	3.79	2.04	(.37)
Total from investment operations	(2.43)	3.90	(3.05)	3.92	2.14	(.30)
Distributions from net investment income	–	(.12)	(.10)	(.12)	(.09)	(.03)
Distributions from net realized gain	–	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	–	(.66)	(1.77)	(1.66)	(.94)B	(.86)C
Net asset value, end of period	$17.56	$19.99	$16.75	$21.57	$19.31	$18.11
Total ReturnD,E	(12.16)%	23.64%	(14.80)%	20.55%	11.90%	(1.52)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%	.76%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.76%H	.75%	.76%	.76%	.77%	.77%
Expenses net of all reductions	.76%H	.75%	.75%	.76%	.77%	.77%
Net investment income (loss)	.63%H	.72%	.50%	.60%	.54%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$309,532	$469,139	$926,420	$1,274,022	$909,724	$1,225,670
Portfolio turnover rateI	48%H	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.94 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.842 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.837 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.97	$16.74	$21.57	$19.31	$18.11	$19.27
Income from Investment Operations
Net investment income (loss)A	.07	.16	.13	.15	.12	.09
Net realized and unrealized gain (loss)	(2.48)	3.77	(3.17)	3.80	2.05	(.36)
Total from investment operations	(2.41)	3.93	(3.04)	3.95	2.17	(.27)
Distributions from net investment income	–	(.16)	(.13)	(.15)	(.12)	(.05)
Distributions from net realized gain	–	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	–	(.70)	(1.79)B	(1.69)	(.97)C	(.89)
Net asset value, end of period	$17.56	$19.97	$16.74	$21.57	$19.31	$18.11
Total ReturnD,E	(12.07)%	23.84%	(14.74)%	20.71%	12.06%	(1.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.63%	.63%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.63%H	.63%	.63%	.63%	.64%	.64%
Expenses net of all reductions	.63%H	.62%	.62%	.63%	.63%	.64%
Net investment income (loss)	.76%H	.85%	.63%	.73%	.67%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$28,121	$42,787	$46,490	$36,707	$19,724	$25,716
Portfolio turnover rateI	48%H	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.79 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $1.665 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.842 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), excise tax regulations and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$316,497,738
Gross unrealized depreciation	(85,555,803)
Net unrealized appreciation (depreciation)	$230,941,935
Tax cost	$967,679,419

The Fund elected to defer to its next fiscal year approximately $4,727,468 of capital losses recognized during the period November 1, 2019 to December 31, 2019.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mid Cap II Fund	303,993,784	485,438,360

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$672,868	$12,460
Class M	.25%	.25%	635,914	7,128
Class C	.75%	.25%	422,068	26,207
			$1,730,850	$45,795

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$43,925
Class M	4,647
Class C(a)	2,905
$51,477

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$577,670.22
Class M	252,788.20
Class C	112,908.27
Class I	307,949.17
Class Z	6,771.04
	$1,258,086

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Mid Cap II Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Mid Cap II Fund	$13,977

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Mid Cap II Fund	Borrower	$7,878,333.55%		$729

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Mid Cap II Fund	$1,832

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $14,258. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51,647 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,136.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Class A	$–	$20,929,015
Class M	–	10,310,135
Class C	–	6,261,231
Class I	–	32,268,508
Class Z	–	1,862,063
Total	$–	$71,630,952

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Class A
Shares sold	1,749,185	6,018,817	$28,352,161	$108,834,695
Reinvestment of distributions	–	1,156,941	–	20,483,617
Shares redeemed	(4,490,945)	(7,387,355)	(73,402,783)	(134,150,106)
Net increase (decrease)	(2,741,760)	(211,597)	$(45,050,622)	$(4,831,794)
Class M
Shares sold	1,018,046	1,868,269	$16,124,998	$32,889,030
Reinvestment of distributions	–	595,717	–	10,198,826
Shares redeemed	(2,753,910)	(3,965,767)	(43,110,326)	(69,732,429)
Net increase (decrease)	(1,735,864)	(1,501,781)	$(26,985,328)	$(26,644,573)
Class C
Shares sold	385,922	451,443	$4,934,415	$7,102,322
Reinvestment of distributions	–	402,597	–	6,167,787
Shares redeemed	(1,134,119)	(6,387,329)	(15,985,834)	(100,614,038)
Net increase (decrease)	(748,197)	(5,533,289)	$(11,051,419)	$(87,343,929)
Class I
Shares sold	1,576,523	3,722,004	$25,498,817	$69,038,233
Reinvestment of distributions	–	1,700,482	–	31,038,627
Shares redeemed	(7,421,456)	(37,273,662)	(119,609,282)	(697,485,220)
Net increase (decrease)	(5,844,933)	(31,851,176)	$(94,110,465)	$(597,408,360)
Class Z
Shares sold	275,799	753,589	$4,710,160	$14,082,615
Reinvestment of distributions	–	91,169	–	1,675,840
Shares redeemed	(816,402)	(1,479,392)	(14,001,919)	(27,760,571)
Net increase (decrease)	(540,603)	(634,634)	$(9,291,759)	$(12,002,116)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Class A	1.06%
Actual		$1,000.00	$877.30	$4.95
Hypothetical-C		$1,000.00	$1,019.59	$5.32
Class M	1.29%
Actual		$1,000.00	$875.90	$6.02
Hypothetical-C		$1,000.00	$1,018.45	$6.47
Class C	1.86%
Actual		$1,000.00	$874.00	$8.67
Hypothetical-C		$1,000.00	$1,015.61	$9.32
Class I	.76%
Actual		$1,000.00	$878.40	$3.55
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class Z	.63%
Actual		$1,000.00	$879.30	$2.94
Hypothetical-C		$1,000.00	$1,021.73	$3.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change in February 2019. The Board will continue to monitor closely the fund's performance as the new portfolio manager(s) establishes a track record.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Mid Cap II Fund

2019 Total Return % vs. Morningstar Mid-Cap Blend and S&P MidCap 400:

75% beaten
25% beaten
Benchmark
Class Z
Class C
10.0
5.0
0.0
-5.0
6.4
1.4
-0.2
-2.4
-3.6
1 Year
45.0
40.0
35.0
30.0
25.0
40.3
36.4
34.4
29.8
26.8
3 Year
50.0
45.0
40.0
35.0
30.0
25.0
20.0
47.1
43.8
35.5
27.7
23.9
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	17%	42%	39%
Class C	15%	32%	30%
Class I	17%	45%	43%
Class M	16%	38%	37%
Class Z	17%	48%	46%

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares of the fund). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	23,145,273,181.030	97.178
Withheld	672,052,762.535	2.822
TOTAL	23,817,325,943.566	100.000
Donald F. Donahue
Affirmative	22,942,467,884.564	96.327
Withheld	874,858,059.002	3.673
TOTAL	23,817,325,943.566	100.000
Bettina Doulton
Affirmative	23,156,537,524.453	97.226
Withheld	660,788,419.112	2.774
TOTAL	23,817,325,943.566	100.000
Vicki L. Fuller
Affirmative	23,220,055,835.126	97.492
Withheld	597,270,108.440	2.508
TOTAL	23,817,325,943.566	100.000
Patricia L. Kampling
Affirmative	23,092,064,637.578	96.955
Withheld	725,261,305.988	3.045
TOTAL	23,817,325,943.566	100.000
Alan J. Lacy
Affirmative	22,821,234,479.156	95.818
Withheld	996,091,464.410	4.182
TOTAL	23,817,325,943.566	100.000
Ned C. Lautenbach
Affirmative	22,495,260,210.796	94.449
Withheld	1,322,065,732.770	5.551
TOTAL	23,817,325,943.566	100.000
Robert A. Lawrence
Affirmative	23,084,247,692.778	96.922
Withheld	733,078,250.787	3.078
TOTAL	23,817,325,943.566	100.000
Joseph Mauriello
Affirmative	22,868,255,852.105	96.015
Withheld	949,070,091.461	3.985
TOTAL	23,817,325,943.566	100.000
Cornelia M. Small
Affirmative	23,048,299,612.538	96.771
Withheld	769,026,331.028	3.229
TOTAL	23,817,325,943.566	100.000
Garnett A. Smith
Affirmative	23,059,252,757.826	96.817
Withheld	758,073,185.740	3.183
TOTAL	23,817,325,943.566	100.000
David M. Thomas
Affirmative	23,069,618,526.323	96.861
Withheld	747,707,417.242	3.139
TOTAL	23,817,325,943.566	100.000
Susan Tomasky
Affirmative	23,129,152,380.992	97.111
Withheld	688,173,562.573	2.889
TOTAL	23,817,325,943.566	100.000
Michael E. Wiley
Affirmative	22,863,276,570.233	95.994
Withheld	954,049,373.333	4.006
TOTAL	23,817,325,943.566	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	284,894,131.993	34.602
Against	51,892,788.945	6.303
Abstain	41,735,454.059	5.069
Broker Non-Vote	444,831,674.710	54.027
TOTAL	823,354,049.707	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

AMP-SANN-0820
1.818374.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020